Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted Loss per share

Basic and diluted loss per share for each of the years presented are calculated as follows, the effect of share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2023, 2024 and 2025, as its effect would be anti-dilutive:

	Year ended December 31,
	2023	2024	2025
	Ordinary shares	Ordinary shares	Class A Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class B Ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Losses per share—basic
Numerator:
Net loss attributable to Cheetah Mobile Inc.	(602,898)	(617,557)	(84,749)	(12,119)	(172,964)	(24,732)
Effect arising from dividends declared on share awards of consolidated subsidiaries	(107)	156	(1,150)	(164)	(2,347)	(336)
Accretion of redeemable noncontrolling interests	—	(7,997)	(2,577)	(369)	(5,258)	(752)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(603,005)	(625,398)	(88,476)	(12,652)	(180,569)	(25,820)
Denominator:
Weighted average number of ordinary shares outstanding	1,472,615,281	1,503,054,847	504,283,545	504,283,545	1,029,189,523	1,029,189,523
Losses per share—basic	(0.4095)	(0.4161)	(0.1754)	(0.0251)	(0.1754)	(0.0251)
Losses per share—diluted
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(603,005)	(625,398)	(88,476)	(12,652)	(180,569)	(25,820)
Dilution effect arising from share-based awards issued by subsidiaries	(699)	(164)	(465)	(66)	(949)	(136)
Reallocation of net loss as a result of conversion of Class B into Class A ordinary shares	—	—	(181,518)	(25,956)	—	—
Net loss attributable to ordinary shareholders	(603,704)	(625,562)	(270,459)	(38,674)	(181,518)	(25,956)
Denominator:
Weighted average ordinary shares outstanding	1,472,615,281	1,503,054,847	504,283,545	504,283,545	1,029,189,523	1,029,189,523
Conversion of Class B into Class A ordinary shares	—	—	1,029,189,523	1,029,189,523	—	—
Denominator used for losses per share	1,472,615,281	1,503,054,847	1,533,473,068	1,533,473,068	1,029,189,523	1,029,189,523
Losses per share—diluted	(0.4100)	(0.4162)	(0.1764)	(0.0252)	(0.1764)	(0.0252)
Losses per ADS:
Denominator used for losses per ADS—basic	29,452,306	30,061,097	30,669,461	30,669,461
Denominator used for losses per ADS—diluted	29,452,306	30,061,097	30,669,461	30,669,461
Losses per ADS—basic	(20.4740)	(20.8042)	(8.7724)	(1.2550)
Losses per ADS—diluted	(20.4977)	(20.8097)	(8.8185)	(1.2600)